Note 9 - Intangible Assets	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note
9
- Intangible Assets

	January 31, 2017	January 31, 2016
Cost
Customer agreements and relationships	125,057	107,743
Existing technology	137,587	117,586
Trade names	6,314	4,515
Non-compete covenants	2,916	2,559
	271,874	232,403
Accumulated amortization
Customer agreements and relationships	56,509	45,853
Existing technology	64,879	48,295
Trade names	3,335	3,128
Non-compete covenants	1,706	1,565
	126,429	98,841
Net	145,445	133,562

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. The change in intangible assets during
2017
is primarily due to the acquisitions of Pixi, Appterra,
4Solutions
and Datamyne described in Note
3
to these consolidated financial statements. The balance of the change in intangible assets is due to foreign currency translation and amortization.

Intangible assets with a finite life are amortized into income over their useful lives. Amortization expense for existing intangible assets is expected to be
$145.5
million over the following periods:
$27.5
million for
2018,
$25.4
million for
2019,
$24.4
million for
2020,
$20.9
million for
2021,
$17.0
million for
2022
and
$30.3
million thereafter. Expected future amortization expense is subject to fluctuations in foreign exchange rates and assumes no future adjustments to acquired intangible assets.